Accumulated Other Comprehensive Loss Effects on Net Income of Significant Amounts Reclassified from Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	$ 1,214,874	$ 1,227,749	$ 1,226,256	$ 1,179,213	$ 1,175,870	$ 1,195,530	$ 1,202,359	$ 1,212,370	$ 4,848,092	$ 4,786,129	$ 4,498,932
Cost of sales									(3,974,588)	(3,942,497)	(3,742,149)
Selling, general, and administrative									(487,171)	(463,715)	(397,477)
Total before tax									304,569	287,074	284,406
Tax benefit									(96,203)	(103,759)	(78,423)
Income before equity in earnings of affiliates									208,366	183,315	205,983
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in earnings of affiliates									(30,350)	(22,945)
Gains and losses on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax									(3,848)	(4,433)
Tax benefit									1,456	1,799
Income before equity in earnings of affiliates									(2,392)	(2,634)
Defined benefit pension items | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									(32,821)	(24,227)
Selling, general, and administrative									(10,940)	(8,076)
Total before tax									(43,761)	(32,303)
Tax benefit									15,803	11,992
Income before equity in earnings of affiliates									(27,958)	(20,311)
Foreign exchange contracts [Member] | Gains and losses on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales									4,603	336
Cost of sales									2,996	(870)
Commodity contracts [Member] | Gains and losses on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales									$ 5,455	$ 5,639